Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Jun. 30, 2021	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities and Deficit
Total liabilities		$ 230,431,000		$ 165,676,000	$ 30,117,000
Stockholders’ Equity:
Additional paid-in capital
Accumulated deficit		(569,238,000)		(490,284,000)	(327,272,000)
Total stockholders’ equity		(569,332,000)		(490,378,000)	(327,355,000)
Total Liabilities and Stockholders’ Deficit		44,534,000		44,902,000	39,294,000
Restricted cash				5,000,000
Commitment fee asset				610,000	3,795,000
Other current assets		9,708,000		3,791,000	914,000
Current Assets:
Cash		7,739,000		8,669,000	14,481,000
Total current assets		17,447,000		18,070,000	19,190,000
Network under construction		16,853,000		16,828,000	16,464,000
Property and equipment, net		6,014,000		5,706,000	45,000
Intangible assets		4,067,000		4,144,000	3,467,000
Other assets		153,000		154,000	128,000
Total Assets		44,534,000		44,902,000	39,294,000
Accounts payable		2,067,000		680,000	837,000
Deferred revenue					14,000
Warrants		145,673,000		101,325,000	3,531,000
Senior secured loan		76,087,000		58,871,000	15,832,000
Other long-term liabilities		1,206,000		1,239,000	1,174,000
Preferred Interests:
Class C Convertible Preferred Units, authorized 13,400,000 units; 13,361,628 units issued and outstanding at June 30, 2021 and December 31, 2020; aggregate liquidation preference of $11,879,116 at both June 30, 2021 and December 31, 2020		11,879,000		11,879,000	11,360,000
Class D Convertible Preferred Units, authorized 94,550,000 units; 71,338,498 units issued and outstanding at June 30, 2021 and December 31, 2020; aggregate liquidation preference of $371,556,207 and $357,724,977 at June 30, 2021 and December 31, 2020, respectively		371,556,000		357,725,000	325,172,000
Total preferred interests		383,435,000		369,604,000	336,532,000
Class A Common Units, authorized 128,508,093 units; 10,753,375 units issued and outstanding at June 30, 2021 and December 31, 2020		2,000		2,000	1,000
Class B-1 Common Units, authorized 5,199,202 units; 5,162,816 units issued and outstanding at June 30, 2021 and December 31, 2020
Class B-2 Common Units, authorized 250,000 units; 250,000 units issued and outstanding at June 30, 2021 and December 31, 2020
Class B-3 Common Units, authorized 250,000 units; 250,000 units issued and outstanding at June 30, 2021 and December 31, 2020
Class B-4 Common Units, authorized 4,500,000 units; 4,483,971 issued and outstanding at June 30, 2021 and December 31, 2020
Accumulated other comprehensive loss		(96,000)		(96,000)	(84,000)
Current liabilities:
Accounts payable and accrued expenses		5,398,000		3,561,000	8,729,000
Total current liabilities		7,465,000		4,241,000	$ 9,580,000
Spartacus Acquisition Shelf Corp.
Liabilities and Deficit
Due to affiliate	$ 293,081
Total liabilities	293,081
Commitments and Contingencies
Stockholders’ Equity:
Common stock, value
Accumulated deficit	(293,081)		(2,792)
Total stockholders’ equity	(293,081)	(208,498)	(2,792)
Total Liabilities and Stockholders’ Deficit
Current liabilities:
Accrued expenses			$ 2,792
Spartacus Acquisition Corp
Liabilities and Deficit
Total liabilities		33,983,562		30,109,170
Commitments and Contingencies
Class A common stock subject to possible redemption		164,580,398		169,092,032
Stockholders’ Equity:
Preferred stock, value
Class A common stock, $0.0001 par value; 200,000,000 shares authorized; 3,785,182 and 3,340,686 shares issued and outstanding (excluding shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively		379		334
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 5,000,000 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively		500		500
Additional paid-in capital		13,174,520		8,732,931
Accumulated deficit		(8,175,398)		(3,733,764)
Total stockholders’ equity		5,000,001		5,000,001
Total Liabilities and Stockholders’ Deficit		203,563,961		204,201,203
Current Assets:
Cash		141,508		1,007,130
Prepaid expenses		417,859		165,091
Due from Sponsor		300
Total current assets		559,667		1,172,221
Cash and securities held in Trust Account		203,004,294		203,028,982
Total Assets		203,563,961		204,201,203
Current liabilities:
Accounts payable and accrued expenses		1,858,170		96,670
Due to related party		392
Total current liabilities		1,858,562		96,670
Warrant liability		24,825,000		23,012,500
Working capital loan		300,000
Deferred underwriters’ discount		$ 7,000,000		$ 7,000,000